Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

The income tax provision for the six months ended June 30, 2026, and 2025, consists of the following:

	2026	2025
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$786,168	$997
Malaysia	-	-
	$786,168	$997

Deferred	-	-
	$786,168	$997

Schedule of Components of Income Tax Expense Reconciliation

The following is a reconciliation of the Company’s total income tax expense to the loss before income taxes for the six months ended June 30, 2026, and 2025, respectively.

	2026	2025
	(Unaudited)	(Unaudited)
Profit/(Loss) before provision for income taxes	$2,286,727	$(990,947)
Tax at the domestic income tax rate of 16.5%	377,310	(163,506)
Tax effect of Hong Kong graduated rates	(21,120)	-
Foreign tax rate differentials	21,877	(2,583)
Non-deductible expenses for tax purpose	635,132	242,271
Unrecognized tax benefit	-	8,267
Utilized tax losses prior year	(227,031)	(83,247)
Prior year accrual	-	(205)
Income tax expense	$786,168	$997